Significant Accounting Policies (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Significant Accounting Policies [Line Items]
Lease liability, weighted-average discount rate	9.92%	9.60%
Employees monthly deposits rate	8.33%
Short-term deposits	$ 0.7	$ 2.3
Weighted Average [Member]
Significant Accounting Policies [Line Items]
Lease liability, weighted-average discount rate	9.60%